Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Cash flows from operating activities:
Net loss	$ (1,080,597)	$ (159,615)	$ (608,184)	$ 657,460	$ (681,194)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	214,664	201,090	266,773	414,623	74,053
Allowance for doubtful accounts			60,242	0	0
Rent contributed by shareholders as paid-in capital	4,500	4,500	6,000	6,000	6,000
Gain on termination of capital lease	0	(129,159)	(128,379)	0	0
Changes in operating assets and liabilities:
Accounts receivable	1,348,286	(1,445,208)	1,758,079	(4,736,375)	0
Other receivables	311,056	(164,202)	43,289	(337,078)	(24,235)
Prepayment	1,127,376	805,207	485,715	2,438,844	(7,630,372)
Inventory	(1,788,872)	2,233,930	503,892	6,315,793	(9,825,555)
Due from related party	0	(117,041)	583,124	(581,671)	0
Deferred tax asset			0	113,932	(113,932)
Other current asset	(383,728)	606,446	594,895	422,426	(1,146,785)
Accounts payable and accrued liabilities	267,203	2,745,623	1,881,936	2,900,812	69,894
Other payables and tax payables	139,164	341,447	115,154	607,729	105,623
Advance billings on contracts	517,312	(5,668,290)
Advance from customers			(5,213,700)	(6,056,247)	12,052,437
Advance from shareholders			0	0	(50,165)
Deferred tax liability	(93,601)	(83,388)	26,832	83,388	0
Net cash provided by (used in) operating activities	582,763	(828,660)	375,668	2,249,636	(7,164,231)
Cash flows from investing activities:
Purchase of property and equipment	(1,887,453)	(98,250)	(91,814)	(63,234)	(5,792,087)
Loan repaid from/(made to) related parties			30,865	(32,319)	0
Repayment of loan made to related parties	0	31,053	(185,190)	0	0
Repayment of loan made to third parties	176,105	0
Net cash used in investing activities	(1,711,348)	(67,197)	(246,139)	(95,553)	(5,792,087)
Cash flows from financing activities:
Advances from related parties	611,281	392,061	671,461	(2,022,822)	3,046,744
Advances from director	1,799	1,327	(2,817)	(13,007)	421,665
Loan made to director	(146,754)	0
Advances from shareholders	85,118	250,000	0	0	19,287
Capital contribution from shareholders			250,000	0	8,013,774
Net cash provided by financing activities	551,444	643,388	918,644	(2,035,829)	11,501,470
Effect of exchange rate change on cash	(457,800)	(205,007)	(323,982)	(173,013)	371,629
Net change in cash and cash equivalents	(1,034,941)	(457,476)	724,191	(54,759)	(1,083,219)
Cash and cash equivalents - beginning of period	1,226,220	502,029	502,029	556,788	1,640,007
Cash and cash equivalents - end of period	$ 191,279	$ 44,553	1,226,220	502,029	556,788
Supplemental disclosure of cash flow information
Interest paid			0	0	0
Income tax paid			$ 140,171	$ 426,616	$ 0